Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 16. Equity

Pursuant to the merger agreement and plan of reorganization and on filing of financial statements for the fiscal year ended December 31, 2014, Energy Holding Corporation received an aggregate of 500,000 ordinary shares in April 2015 based on the Company’s achievement of specified EBITDA targets set forth in such agreement.
On April 14, 2015, the Company’s Board of Directors authorized the payment of regular quarterly dividends to holders of its ordinary shares at a quarterly rate of $0.125 per share (or $0.50 per share on annual basis).

Note 19. Shareholder’s Equity

Preferred Shares
TGI is authorized to issue 1,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors.
As of December 31, 2014, there are no preferred shares issued or outstanding.
Ordinary Shares
The Company is authorized to issue 100,000,000 ordinary shares with a par value of $0.0001 per share. As of December 31, 2014, a total of 27,801,132 Ordinary shares were issued and outstanding which includes 3,000,000 Earnout shares which have been issued and placed in escrow but have no voting rights. The Earnout shares are not considered issued and outstanding as a matter of Cayman Islands law.
Legal Reserve
Colombian regulation requires that companies retain 10% of net income until it accumulates to least 50% of subscribed and paid in capital.
Restricted Securities
Energy Holding Corporation, the sole shareholder of Tecnoglass Holding whose shareholders are all of the former shareholders of Tecnoglass and ES, received 20,567,141 ordinary shares in consideration of all of the outstanding and issued ordinary shares of Tecnoglass Holding. Under the terms of the merger agreement, the shareholders of Energy Holding Corporation entered into lock-up agreements precluding the sale or transfer of their shares until December 20, 2014. Certain other holders of ordinary shares and warrants had been restricted from selling any of their securities until December 20, 2014. This restriction expired on that date.
Energy Holding Corp. also has the contractual right to receive an additional 2,500,000 ordinary shares, to be released upon the attainment of specified share price targets or targets based on our EBITDA in the fiscal years ending December 31, 2015 or 2016. The following table sets forth the targets and the number of earnout shares issuable to Tecnoglass Holding shareholders upon the achievement of such targets:

	Ordinary Share Price Target	EBITDA Target		Number of Earnout Shares
		Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/15	$13.00 per share	$35,000,000	$40,000,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000,000	$45,000,000	1,333,333	1,500,000
If either the ordinary share target or the maximum EBITDA target is met in any fiscal year, Energy Holding Corp. receives the maximum number of earnout shares indicated for the year. In the event the ordinary share target is not met but the combined company’s EBITDA falls within the minimum and maximum EBITDA target for a specified year, the number of earnout shares to be issued will be interpolated between such targets. In the event neither the ordinary share target nor the minimum EBITDA target is met in a particular year, but a subsequent year’s share price or EBITDA target is met, Energy Holding Corp. will earn the earnout shares for the previous year as if the prior year’s target had been met.
Long Term Incentive Compensation Plan
On December 20, 2013, our shareholders approved our 2013 Long-Term Equity Incentive Plan (“2013 Plan”). Under the 2013 Plan, 1,593,917 ordinary shares are reserved for issuance in accordance with the plan’s terms to eligible employees, officers, directors and consultants. As of December 31, 2014, no awards had been made under the 2013 Plan.
Registration Statement and Company Securities
The Company filed a securities registration statement on Form S-1 on April 28, 2014, related to 31,362,216 ordinary shares and 5,500,000 warrants. This represents (i) 649,382 ordinary shares issued pursuant to two subscription agreements in connection with our initial business combination, (ii) 23,567,141 ordinary shares issued or to be issued as consideration in connection with our initial business combination, (iii) 1,050,000 ordinary shares issued in connection with our formation, (iv) 500,000 ordinary shares and 500,000 warrants underlying unit purchase options (and 500,000 ordinary shares underlying the warrants included in the unit purchase options) originally issued in connection with our initial public offering, (v) 4,800,000 warrants, or “insider warrants,” (and 4,800,000 ordinary shares underlying the insider warrants) purchased simultaneously with our initial public offering, (vi) 200,000 “working capital warrants,” (and 200,000 ordinary shares underlying the working capital warrants) upon conversion of a promissory note issued by us in consideration of a working capital loans and (vii) 95,693 ordinary shares sold pursuant to a subscription agreement in March 2014.
The Company did not receive any proceeds from the sale of the securities in the registration statement, although the Company could receive up to $40.0 million upon the exercise of all of the insider warrants and working capital warrants, up to $9.4 million upon the exercise of the unit purchase options, up to $7.2 million upon the exercise of the warrants underlying such unit purchase options and up to $33.6 million upon the exercise of the warrants issued in the Public Offering. Any amounts received from such exercises will be used for working capital and other general corporate purposes.
Following the SEC’s Notice of Effectiveness dated June 16, 2014 of the Company’s registration statement on S-1, an aggregate of 102,570 warrants have been exercised for proceeds of $821 as of December 31, 2014. As of the latest practicable date before these consolidated financial statements were available for publication, a total of 102,570 warrants had been exercised for the Company’s ordinary shares through March 20th, 2015.
Issuance of Common Stock
In March 2014, the Company entered into an agreement with an affiliate of A Lorne Weil, the Company’s Non-Executive Chairman of the board, for the sale of 95,693 ordinary shares at a price of approximately $10.45 per share in a private placement transaction, for proceeds to the company of $1.0 million.
In December 2014, the Company entered into two asset purchase agreements with Glasswall LLC, a South Florida based manufacturer of impact-resistant windows and door systems. Total consideration paid by the Company was $9,000, of which $4,000 were paid with the issuance of 388,199 ordinary shares issued to Glasswall at $10.30 per share.
In the year ended December 31, 2014, following the Notice of Effectiveness on June 16, 2014 of the Company’s Registration Statement on Form S-1, the Company has issued 102,570 ordinary shares to former warrant holders who exercised their warrants. Total proceeds from the warrant exercises have been $821 at $8.00 per share.